Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net (loss) income	$ (9,182)	$ 767
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	295	356
Amortization of other assets	70	42
Amortization of right-of-use assets	60	47
Amortization of intangible assets	1,579	1,311
Investment loss	3,859	0
Share-based compensation	0	1,009
Changes in operating assets and liabilities:
Accounts receivable and contract assets	2,137	1,487
Prepayments and other current assets	(116)	(72)
Right-of-use assets	(37)	(47)
Accounts payable	(55)	19
Contract liabilities	(546)	(178)
Accrued expenses and other current liabilities	660	128
Tax payables	(645)	(1,214)
Inventories	67	32
Net cash (used in) provided by operating activities	(1,854)	3,687
Cash flows from investing activities:
Investment in potential company	(935)	0
Disposal of the subsidiary	1,000	0
The deposits for software	(3,341)	(2,252)
Acquisition of Bondly HK	(5,330)	0
Net cash used in investing activities	(8,606)	(2,252)
Cash flows from financing activities:
Ordinary shares issued for cash	5,883	7,266
Due to the related parties	(788)	0
Net cash provided by financing activities	5,095	7,266
Effects of foreign currency exchange rate changes on cash	1,226	(370)
Net (decrease) increase in cash	(4,139)	8,331
Cash, beginning of period	26,712	25,856
Cash, end of period	22,573	34,187
Supplemental disclosure of cash flows information:
Cash paid for income taxes	249	1,811
Supplemental disclosure of non-cash information:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 253	$ 2